UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07876

Templeton China World Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500

Date of fiscal year end:  8/31_

Date of reporting period:  05/31/18

Item 1. Schedule of Investments.

TEMPLETON CHINA WORLD FUND

Statement of Investments, May 31, 2018 (unaudited)
	Country	Shares	Value
Common Stocks 98.6%
Auto Components 0.2%
Weifu High-Technology Co. Ltd., B	China	279,527	$605,494
Automobiles 3.5%
Chongqing Changan Automobile Co. Ltd., B	China	2,652,457	2,904,921
Dongfeng Motor Group Co. Ltd., H	China	3,517,478	4,013,722
Jiangling Motors Corp. Ltd., B	China	3,490,446	4,472,392
			11,391,035
Banks 9.0%
China Construction Bank Corp., H.	China	14,826,926	14,971,633
Industrial and Commercial Bank of China Ltd., H	China	13,620,725	11,287,726
Standard Chartered PLC	United Kingdom	264,599	2,636,392
			28,895,751
Beverages 0.4%
Yantai Changyu Pioneer Wine Co. Ltd., B	China	516,099	1,451,548
Capital Markets 2.0%
China Everbright Ltd	China	1,610,000	3,538,800
[a] GF Securities Co. Ltd., H	China	1,650,000	2,785,254
			6,324,054
Communications Equipment 0.1%
[a] Hytera Communications Corp. Ltd., A	China	260,000	402,352
Construction Materials 3.4%
Asia Cement China Holdings Corp	China	12,101,471	7,174,374
Huaxin Cement Co. Ltd., B	China	2,776,826	3,773,706
			10,948,080
Electric Utilities 0.6%
CK Infrastructure Holdings Ltd	Hong Kong	265,348	2,002,767
Electronic Equipment, Instruments & Components 0.2%
Hon Hai Precision Industry Co. Ltd	Taiwan	200,000	571,543
Food & Staples Retailing 3.8%
Beijing Jingkelong Co. Ltd., H	China	715,971	168,873
Dairy Farm International Holdings Ltd	Hong Kong	913,776	7,831,060
President Chain Store Corp	Taiwan	421,059	4,310,418
			12,310,351
Food Products 6.0%
Uni-President China Holdings Ltd	China	15,220,280	16,397,295
Uni-President Enterprises Corp	Taiwan	1,262,394	3,077,162
			19,474,457
Health Care Equipment & Supplies 1.0%
Ginko International Co. Ltd	Taiwan	357,000	3,202,274
Health Care Providers & Services 3.2%
Shanghai Pharmaceuticals Holding Co. Ltd., H	China	2,294,500	7,094,024
Sinopharm Group Co. Ltd., H	China	764,000	3,394,603
			10,488,627
Independent Power & Renewable Electricity Producers 0.3%
Huaneng Renewables Corp. Ltd., H.	China	2,414,000	1,037,194
Industrial Conglomerates 2.6%
CK Hutchison Holdings Ltd	Hong Kong	264,690	2,988,264
Hopewell Holdings Ltd	Hong Kong	1,547,500	5,297,462
			8,285,726

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON CHINA WORLD FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value
Common Stocks (continued)
Insurance 5.8%
AIA Group Ltd	Hong Kong	1,350,100	$12,393,424
China Life Insurance Co. Ltd., H	China	1,864,000	5,204,546
Ping An Insurance (Group) Co. of China Ltd., H	China	112,000	1,098,088
			18,696,058
Internet & Direct Marketing Retail 0.9%
[a] Ctrip.com International Ltd., ADR	China	53,400	2,407,806
[a] JD.com Inc., ADR	China	15,467	544,129
			2,951,935
Internet Software & Services 20.5%
[a] Alibaba Group Holding Ltd., ADR	China	127,920	25,329,439
[a] Baidu Inc., ADR	China	30,092	7,299,116
Tencent Holdings Ltd	China	655,900	33,382,667
			66,011,222
IT Services 1.9%
TravelSky Technology Ltd., H	China	2,103,441	6,154,686
Marine 1.1%
COSCO Shipping Energy Transportation Co. Ltd., H	China	3,974,000	2,249,592
Sinotrans Shipping Ltd	China	4,306,900	1,180,582
			3,430,174
Media 0.7%
Poly Culture Group Corp. Ltd., H	China	448,300	770,462
Zhejiang Huace Film & TV Co. Ltd., A	China	995,594	1,559,329
			2,329,791
Oil, Gas & Consumable Fuels 8.3%
China Petroleum & Chemical Corp., H	China	17,946,478	17,549,610
CNOOC Ltd	China	2,402,400	4,043,078
PetroChina Co. Ltd., H	China	6,302,403	5,214,873
			26,807,561
Paper & Forest Products 2.3%
Nine Dragons Paper Holdings Ltd	China	4,592,400	7,307,135
Pharmaceuticals 0.8%
Jiangsu Hengrui Medicine Co. Ltd., A	China	107,841	1,281,582
Tong Ren Tang Technologies Co. Ltd., H	China	656,700	1,142,022
			2,423,604
Real Estate Management & Development 0.9%
China Overseas Land & Investment Ltd	China	544,000	1,820,627
CK Asset Holdings Ltd	Hong Kong	141,690	1,183,242
			3,003,869
Semiconductors & Semiconductor Equipment 8.8%
Taiwan Semiconductor Manufacturing Co. Ltd	Taiwan	3,822,330	28,550,533
Textiles, Apparel & Luxury Goods 6.3%
Anta Sports Products Ltd	China	3,525,355	20,315,811
Transportation Infrastructure 1.7%
COSCO Shipping Ports Ltd	China	3,090,513	2,974,887
Sichuan Expressway Co. Ltd., H	China	6,930,000	2,385,557
			5,360,444

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TEMPLETON CHINA WORLD FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services 2.3%
China Mobile Ltd	China	821,270	$7,329,542
Total Common Stocks (Cost $149,873,144)			318,063,618

Short Term Investments (Cost $3,329,443) 1.0%
Money Market Funds 1.0%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 1.40%	United States	3,329,443	3,329,443
Total Investments (Cost $153,202,587) 99.6%			321,393,061
Other Assets, less Liabilities 0.4%			1,261,621
Net Assets 100.0%			$322,654,682

See Abbreviations on page 6.

aNon-income producing.
bSee Note 4 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

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TEMPLETON CHINA WORLD FUND

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded

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TEMPLETON CHINA WORLD FUND

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in securities of "China companies" may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People’s Republic of China, Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.

4. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.40%	3,939,549	70,005,586	(70,615,692)	3,329,443	$3,329,443	$20,404	$ —	$ —

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

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TEMPLETON CHINA WORLD FUND

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. FAIR VALUE MEASUREMENTS (continued)

At May 31, 2018, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio
ADR American Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton China World Fund

By /s/Matthew T. Hinkle

    Matthew T. Hinkle

    Chief Executive Officer –

    Finance and Administration

Date July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

    Matthew T. Hinkle

    Chief Executive Officer –

    Finance and Administration

Date July 26, 2018

By /s/Robert G. Kubilis

   Robert G. Kubilis

   Chief Financial Officer and

   Chief Accounting Officer

Date July 26, 2018